Collection Period Ended 30-Apr-2013
Principal Note
Payment Factor
1,119,553.31 0.000000
51,945,461.93 0.896109
0.00 1.000000
0.00 1.000000
53,065,015.24
Interest & Principal
Payment
1,119,767.89
52,099,628.60
176,250.00
74,470.83
$53,470,117.32
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No. 8
Collection Period (from... to) 1-Apr-2013 30-Apr-2013
Determination Date 13-May-2013
Record Date 14-May-2013
Distribution Date 15-May-2013
Interest Period of the Class A-1 Notes (from... to) 15-Apr-2013 15-May-2013 Actual/360 Days 30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Apr-2013 15-May-2013 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 450,000,000.00 1,119,553.31 0.00 2.487896
Class A-2 Notes 500,000,000.00 500,000,000.00 448,054,538.07 103.890924
Class A-3 Notes 450,000,000.00 450,000,000.00 450,000,000.00 0.000000
Class A-4 Notes 146,500,000.00 146,500,000.00 146,500,000.00 0.000000
Total Note Balance
1,546,500,000.00
1,097,619,553.31
1,044,554,538.07
Overcollateralization 47,874,327.63 55,803,101.47 55,803,101.47
Adjusted Pool Balance 1,594,374,327.63 1,153,422,654.78 1,100,357,639.54
Yield Supplement Overcollateralization Amount 56,491,714.15 40,053,766.38 38,234,369.16
Pool Balance
1,650,866,041.78
1,193,476,421.16
1,138,592,008.70
Amount Percentage
Initial Overcollateralization Amount 47,874,327.63 3.00%
Target Overcollateralization Amount 55,803,101.47 3.50%
Current Overcollateralization Amount 55,803,101.47 3.50%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.230000% 214.58 0.000477 2.488373
Class A-2 Notes 0.370000% 154,166.67 0.308333 104.199257
Class A-3 Notes 0.470000% 176,250.00 0.391667 0.391667
Class A-4 Notes 0.610000% 74,470.83 0.508333 0.508333
Total
$405,102.08
Available Funds
Distributions
Principal Collections 54,305,425.26 (1) Total Servicing Fee 994,563.68
Interest Collections 2,999,102.18 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 427.39 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 275,548.91 (3) Interest Distributable Amount Class A Notes 405,102.08
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 440.56 (6) Regular Principal Distributable Amount 53,065,015.24
Available Collections
57,580,944.30 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
57,580,944.30
(9) Excess Collections to Certificateholders 3,116,263.30
Total Distribution
57,580,944.30
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 994,563.68 994,563.68 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 405,102.08 405,102.08 0.00
thereof on Class A-1 Notes 214.58 214.58 0.00
thereof on Class A-2 Notes 154,166.67 154,166.67 0.00
thereof on Class A-3 Notes 176,250.00 176,250.00 0.00
thereof on Class A-4 Notes 74,470.83 74,470.83 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
53,065,015.24 53,065,015.24 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 405,102.08 405,102.08
0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount 53,065,015.24 53,065,015.24
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 3,985,935.82
Reserve Fund Amount - Beginning Balance 3,985,935.82
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 32.76 minus Net Investment Earnings 32.76
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 3,985,935.82
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 32.76
Net Investment Earnings on the Collection Account 407.80
Investment Earnings for the Collection Period 440.56
Notice to Investors
60,543
52,567
Principal Collections 35,169,811.12
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,650,866,041.78
Principal Collections attributable to Full Pay-offs 19,135,614.14
Principal Purchase Amounts 0.00
Principal Gross Losses
Pool Balance beginning of Collection Period 1,193,476,421.16
578,987.20
Pool Balance end of Collection Period 1,138,592,008.70 51,243
Pool Factor 68.97%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR 2.93% 2.90%
Weighted Average Number of Remaining Payments 47.48 40.65
Percentage
Current 1,135,053,226.72 51,130 99.69%
Weighted Average Seasoning (months) 13.98 21.79
Delinquency Profile *
Amount
31-60 Days Delinquent 2,453,974.82 82 0.22%
61-90 Days Delinquent 905,540.51 25 0.08%
91-120 Days Delinquent 179,266.65 6 0.02%
Total 1,138,592,008.70 51,243 100.00%
Cumulative Principal Net Losses 1,415,594.31
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 578,987.20
Principal Net Liquidation Proceeds 824.40
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.086%
Principal Recoveries 270,977.92
Principal Net Losses 307,184.88